Schedule of Tax Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
VAT payables	¥ 22,177	¥ 11,355
Individual income tax payables	440	552
Construction tax payables	15	40
Educational development payables	11	29
Others	14	35
Total	¥ 22,657	¥ 12,011